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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.   Name and address of issuer:

     Goldman Sachs Trust
     71 South Wacker Dr., Suite 500
     Chicago, IL 60606

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

     Goldman Sachs Balanced Strategy Portfolio
     Goldman Sachs Growth and Income Strategy Portfolio
     Goldman Sachs Growth Strategy Portfolio
     Goldman Sachs Equity Growth Strategy Portfolio
     Goldman Sachs Income Strategies Portfolio
     Goldman Sachs Satellite Strategies Portfolio
     Goldman Sachs Real Estate Securities Fund
     Goldman Sachs International Real Estate Securities Fund
     Goldman Sachs Absolute Return Tracker Fund
     Goldman Sachs Structured Tax-Managed Equity Fund
     Goldman Sachs U.S. Equity Dividend and Premium Fund
     Goldman Sachs Commodity Strategy Fund
     Goldman Sachs International Equity Dividend and Premium Fund
     Goldman Sachs Structured International Tax-Managed Equity Fund Goldman Sachs Dynamic Allocation Fund

3.   Investment Company Act File Number: 811-5349

     Securities Act File Number: 33-17619

4(a) Last day of fiscal year for which this Form is filed: December 31, 2010.

4(b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

4(c) [ ] Check box if this is the last time the issuer will be filing this Form.

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5.   Calculation of registration fee:

     (i)    Aggregate sale price of securities sold during the fiscal year
            pursuant to section 24(f):                                             $  4,308,165,367
                                                                                   ----------------

     (ii)   Aggregate price of securities redeemed or repurchased during the
            fiscal year:                                                           $  3,582,494,519
                                                                                   ----------------

     (iii)  Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
            Commission:                                                            $ 76,224,798,656
                                                                                   ----------------

     (iv)   Total available redemption credits [add Items 5(ii) and 5(iii)]:       $ 79,807,293,175
                                                                                   ----------------

     (v)    Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item
            5(iv) from Item 5(i)]:                                                 $              0
                                                                                   ----------------

     (vi)   Redemption credits available for use in future years - if Item 5(i)
            is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]           $(75,499,127,808)
                                                                                   ----------------

     (vii)  Multiplier for determining registration fee:                         x        0.0001161
                                                                                   ----------------

     (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0"
            if no fee is due):                                                   = $              0
                                                                                   ----------------

6.       Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7.   Interest due -- if this Form is being filed more than 90 days after the end
     of the issuer's fiscal year:                                                  $              0
                                                                                   ----------------

8.   Total of the amount of the registration fee due plus any interest due [line
     5(viii) plus line 7]:                                                       = $              0
                                                                                   ----------------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     Method of Delivery:

     [ ] Wire Transfer

     [ ] Mail or other means
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Peter W. Fortner
                                        ----------------------------------------
                                        Peter W. Fortner, Asst. Treasurer

Date: March 11, 2011

*    Please print the name and title of the signing officer below the signature.